Corporate Information	3 Months Ended
Mar. 31, 2026
Corporate information and statement of IFRS compliance [abstract]
Corporate Information	Corporate Information
Company Operations
GLOBALFOUNDRIES Inc. (“GlobalFoundries”) is an exempted company with limited liability incorporated under the laws of the Cayman Islands. The address of GlobalFoundries’ registered office is P.O. Box 309, Ugland House, Grand Cayman, KY1-1104 Cayman Islands.
GLOBALFOUNDRIES Inc. (“we,” “GF,” or the “Company”) is one of the world’s leading manufacturers of semiconductors the world relies on to live, work and connect, enabling the scaling of Artificial Intelligence ("AI") in the cloud, and the transition of AI into the physical world. We manufacture differentiated, essential integrated circuits (“ICs”) that are used in billions of electronic devices across various industries